Exchangeable Right Liability (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right
Rights outstanding (in shares)	11,500,000	2,696,120
Exchange- able Right Liability
Class of Warrant or Right
Rights outstanding (in shares)	6,600,000	0
Aggregate number of securities (in shares)	6,600,000
Public Warrants to purchase common shares
Class of Warrant or Right
Rights outstanding (in shares)	11,500,000	0
Aggregate number of securities (in shares)	11,500,000
Number of securities called by rights (in shares)	1
Exercise price (usd per shares)	$ 11.50